Segment Information - Revenue information by segment and a reconciliation to consolidated total (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information
Revenue	$ 75,526,609	$ 73,915,432	$ 70,680,227
Reconciliation to consolidated amounts:
Disposed operations	7,789,073		223,272
Intersegment operations/expenses	(562,995)	(520,254)	(525,786)
Depreciation and amortisation expense	(21,592,538)	(21,747,513)	(21,641,650)
Income before other income or expense	5,234,155	6,972,685	5,829,530
Operating income	4,418,590	10,688,922	6,458,152
Reportable Segments [Member]
Segment Information
Revenue	76,089,604	74,435,686	70,982,741
Cable Segment
Segment Information
Revenue	48,411,776	48,020,929	45,367,108
Sky Segment
Segment Information
Revenue	20,339,038	22,026,616	22,134,701
Other Businesses Segment
Segment Information
Revenue	7,338,790	4,388,141	3,480,932
Operating segment
Segment Information
Revenue	75,526,609	73,915,432	70,680,227
Reconciliation to consolidated amounts:
Disposed operations			(3,991)
Corporate expenses	(1,538,085)	(2,351,342)	(2,223,616)
Intersegment operations/expenses	(120,424)	(1,608)	(1,555)
Depreciation and amortisation expense	(21,117,432)	(20,053,302)	(19,921,984)
Income before other income or expense	5,234,155	6,972,685	5,829,530
Other income, net		3,716,237
Other expense, net	(815,565)		(628,622)
Operating income	4,418,590	10,688,922	6,458,152
Operating segment | Reportable Segments [Member]
Segment Information
Revenue	76,089,604	74,435,686	70,982,741
Reconciliation to consolidated amounts:
Operating income	28,010,096	29,378,937	27,980,676
Operating segment | Cable Segment
Reconciliation to consolidated amounts:
Operating income	19,902,785	20,285,023	18,898,301
Operating segment | Sky Segment
Reconciliation to consolidated amounts:
Operating income	6,416,270	8,504,169	9,135,346
Operating segment | Other Businesses Segment
Reconciliation to consolidated amounts:
Operating income	1,691,041	589,745	(52,971)
Intersegment Revenues
Segment Information
Revenue	(562,995)	(520,254)	(525,786)
Reconciliation to consolidated amounts:
Intersegment operations/expenses	(562,995)	(520,254)	(525,786)
Intersegment Revenues | Reportable Segments [Member]
Segment Information
Revenue	(562,995)	(520,254)	(525,786)
Intersegment Revenues | Cable Segment
Segment Information
Revenue	(151,403)	(54,919)	(59,071)
Intersegment Revenues | Sky Segment
Segment Information
Revenue	(3,804)	(1,858)	(225)
Intersegment Revenues | Other Businesses Segment
Segment Information
Revenue	(407,788)	(463,477)	(466,490)
Consolidated Revenues
Segment Information
Revenue	75,526,609	73,915,432	70,680,227
Reconciliation to consolidated amounts:
Disposed operations			223,272
Consolidated Revenues | Reportable Segments [Member]
Segment Information
Revenue	75,526,609	73,915,432	70,456,955
Consolidated Revenues | Cable Segment
Segment Information
Revenue	48,260,373	47,966,010	45,308,037
Consolidated Revenues | Sky Segment
Segment Information
Revenue	20,335,234	22,024,758	22,134,476
Consolidated Revenues | Other Businesses Segment
Segment Information
Revenue	$ 6,931,002	$ 3,924,664	$ 3,014,442